Consolidated Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
April 30, 2026
SCP-NPRT3-0626
1.815773.121
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 0.6%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (b)(c)	6,695,998	17,455,125
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Elsight Ltd (b)	7,576,022	35,557,795
TOTAL AUSTRALIA		53,012,920
CANADA - 1.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
CES Energy Solutions Corp	2,182,478	31,073,821
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (b)	582,621	32,650,081
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (b)	1,194,660	11,062,551
Materials - 0.5%
Metals & Mining - 0.5%
G Mining Ventures Corp (b)	823,620	28,546,420
Major Drilling Group International Inc (b)	927,800	10,703,152
TOTAL MATERIALS		39,249,572
TOTAL CANADA		114,036,025
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Tonies SE Class A (b)	657,330	7,930,766
Health Care - 0.2%
Biotechnology - 0.2%
Tubulis GmbH (g)(h)(i)	9,800	19,861,832
TOTAL GERMANY		27,792,598
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Insurance - 0.2%
Accelerant Holdings Class A (b)(d)	1,584,700	20,616,947
ISRAEL - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (b)	96,358	48,220,434
Software - 0.3%
Cellebrite DI Ltd (b)	1,948,547	25,331,111
TOTAL ISRAEL		73,551,545
ITALY - 1.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	666,879	19,629,677
Leisure Products - 0.2%
Sanlorenzo SpA/Ameglia (d)	520,427	20,278,532
TOTAL CONSUMER DISCRETIONARY		39,908,209
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	312,235	47,493,823
TOTAL ITALY		87,402,032
JAPAN - 0.2%
Industrials - 0.2%
Professional Services - 0.2%
BayCurrent Inc	522,698	16,832,996
Timee Inc (b)	189,800	1,542,043

TOTAL JAPAN		18,375,039
NETHERLANDS - 0.9%
Health Care - 0.4%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (b)	504,110	14,397,382
Pharmaceuticals - 0.2%
Pharvaris NV (b)	644,591	19,988,767
TOTAL HEALTH CARE		34,386,149
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	147,340	42,747,206
TOTAL NETHERLANDS		77,133,355
NORWAY - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
General Oceans AS	3,460,320	11,453,227
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	181,738	39,760,640
THAILAND - 2.0%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Fabrinet (b)	237,152	162,086,277
UNITED KINGDOM - 1.5%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	110,376	29,272,838
Energy - 0.9%
Energy Equipment & Services - 0.9%
Subsea 7 SA	873,610	31,418,918
TechnipFMC PLC	546,440	41,294,472
TOTAL ENERGY		72,713,390
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd (g)(h)	1,942,800	5,789,627
Capital Markets - 0.2%
Marex Group PLC	317,660	16,947,161
Financial Services - 0.0%
Klarna Group PLC (b)(d)	57,690	803,044
TOTAL FINANCIALS		23,539,832
TOTAL UNITED KINGDOM		125,526,060
UNITED STATES - 89.4%
Communication Services - 0.6%
Entertainment - 0.4%
IMAX Corp (b)	658,016	25,017,768
Sphere Entertainment Co Class A (b)	61,630	8,779,194
		33,796,962
Media - 0.2%
MNTN Inc Class A (b)	1,882,686	17,753,729
TOTAL COMMUNICATION SERVICES		51,550,691
Consumer Discretionary - 7.9%
Automobile Components - 0.4%
LCI Industries	88,290	10,525,934
Patrick Industries Inc	255,090	23,723,370
		34,249,304
Broadline Retail - 0.0%
Savers Value Village Inc (b)(d)	443,010	3,743,435
Diversified Consumer Services - 1.9%
American Public Education Inc (b)	148,100	8,612,015
Covista Inc (b)	358,389	41,293,581
Duolingo Inc Class A (b)	176,410	19,422,741
Frontdoor Inc (b)	691,230	47,439,115
Grand Canyon Education Inc (b)	150,389	25,426,268
Stride Inc (b)	92,430	8,980,499
Universal Technical Institute Inc (b)	124,879	4,686,708
		155,860,927
Hotels, Restaurants & Leisure - 3.0%
Black Rock Coffee Bar Inc Class A (d)	716,530	8,798,988
Brinker International Inc (b)	159,768	24,323,080
Cava Group Inc (b)(d)	423,496	39,558,761
Cheesecake Factory Inc/The (d)	675,188	42,449,071
Dutch Bros Inc Class A (b)	294,836	16,956,018
Kura Sushi USA Inc Class A (b)(d)	307,496	16,933,805
Lindblad Expeditions Holdings Inc (b)	1,472,326	27,282,201
Pursuit Attractions and Hospitality Inc (b)	534,035	22,472,193
Red Rock Resorts Inc Class A	459,753	24,808,272
Rush Street Interactive Inc Class A (b)	512,490	14,400,969
Shake Shack Inc Class A (b)	126,720	12,983,731
		250,967,089
Leisure Products - 0.1%
YETI Holdings Inc (b)	323,670	12,772,018
Specialty Retail - 2.5%
Boot Barn Holdings Inc (b)	287,387	49,272,501
Chewy Inc Class A (b)	338,803	8,612,372
Fanatics Inc Class A (b)(g)(h)	726,062	63,406,994
RealReal Inc/The (b)	2,300,410	27,351,875
Urban Outfitters Inc (b)	408,144	28,708,849
Warby Parker Inc Class A (b)	1,454,973	32,184,003
		209,536,594
TOTAL CONSUMER DISCRETIONARY		667,129,367
Consumer Staples - 1.4%
Beverages - 0.8%
Vita Coco Co Inc/The (b)	991,701	65,442,349
Consumer Staples Distribution & Retail - 0.5%
Sprouts Farmers Market Inc (b)	264,880	21,680,428
US Foods Holding Corp (b)	244,565	22,864,382
		44,544,810
Food Products - 0.1%
Once Upon a Farm PBC (b)(d)	613,200	9,351,300
TOTAL CONSUMER STAPLES		119,338,459
Energy - 0.9%
Energy Equipment & Services - 0.5%
WaterBridge Infrastructure LLC Class A	644,070	19,412,269
Weatherford International PLC	206,816	22,822,146
		42,234,415
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp (b)	652,605	25,621,273
Centrus Energy Corp Class A (b)(d)	36,166	7,629,579
		33,250,852
TOTAL ENERGY		75,485,267
Financials - 6.8%
Banks - 1.1%
East West Bancorp Inc	234,261	29,626,990
First Bancorp/Southern Pines NC	464,206	26,803,254
Hancock Whitney Corp	236,332	15,954,773
Pinnacle Financial Partners Inc	211,380	20,913,937
		93,298,954
Capital Markets - 2.0%
Houlihan Lokey Inc Class A	134,186	20,765,284
Perella Weinberg Partners (h)	2,039,500	46,378,230
Perella Weinberg Partners Class A	562,727	12,796,412
Piper Sandler Cos	90,788	7,916,714
PJT Partners Inc Class A	159,140	24,307,044
Ridgepost Capital Inc Class A (d)	2,007,536	15,919,760
StepStone Group Inc rights 12/31/2038 (b)(g)	31,066	1,904,345
StoneX Group Inc (b)	104,770	11,108,763
Wealthfront Corp (b)(d)	1,433,430	15,094,018
WisdomTree Inc	879,958	14,959,286
		171,149,856
Consumer Finance - 2.5%
Dave Inc Class A (b)(d)	139,600	37,969,803
Enova International Inc (b)	304,790	51,634,474
EZCORP Inc Class A (b)	1,246,360	40,855,681
FirstCash Holdings Inc	328,312	71,644,245
		202,104,203
Financial Services - 0.5%
HA Sustainable Infrastructure Capital Inc	690,240	28,955,568
Remitly Global Inc (b)	486,400	10,647,296
		39,602,864
Insurance - 0.7%
Lemonade Inc (b)	137,510	7,788,566
Oscar Health Inc Class A (b)	613,830	11,331,302
Stewart Information Services Corp	383,596	26,847,884
Trupanion Inc (b)(d)	705,631	16,928,088
		62,895,840
TOTAL FINANCIALS		569,051,717
Health Care - 25.1%
Biotechnology - 13.1%
Apogee Therapeutics Inc (b)(d)	299,965	24,864,099
ArriVent Biopharma Inc (b)	298,740	9,287,827
Arrowhead Pharmaceuticals Inc (b)	132,570	9,741,244
Avalyn Pharma Inc	463,500	8,343,000
Blueprint Medicines Corp rights (b)(g)	124,518	1
Bridgebio Pharma Inc (b)	673,269	47,876,159
Caris Life Sciences Inc (b)	1,124,760	21,370,440
Celldex Therapeutics Inc (b)	473,857	15,580,418
CG oncology Inc (b)	797,441	53,221,212
Cogent Biosciences Inc (b)	2,509,157	89,802,729
Crescent Biopharma Inc (b)(h)	518,531	11,599,538
Cyclerion Therapeutics Inc (e)(f)(g)	354,300	860,949
Cyclerion Therapeutics Inc (b)(d)(e)	9,900	32,768
Cytokinetics Inc (b)	561,677	35,930,478
CytomX Therapeutics Inc (b)	3,970,290	16,754,624
Damora Therapeutics Inc (b)(d)	834,040	21,401,466
Dianthus Therapeutics Inc (b)(d)	468,387	41,124,379
Disc Medicine Inc (b)	398,364	26,272,106
Inovio Pharmaceuticals Inc (b)(d)(e)	5,632,660	6,308,579
Jade Biosciences Inc (b)	516,015	12,590,766
Kiniksa Pharmaceuticals International Plc Class A (b)	581,262	31,260,270
Kymera Therapeutics Inc (b)	316,053	25,622,417
Madrigal Pharmaceuticals Inc (b)	48,382	25,032,363
Mineralys Therapeutics Inc (b)	378,758	10,093,901
Mirum Pharmaceuticals Inc (b)	403,390	39,253,881
Moderna Inc (b)	360,920	16,580,665
Nurix Therapeutics Inc (b)	948,302	15,836,643
Nuvalent Inc Class A (b)	465,174	46,647,649
Olema Pharmaceuticals Inc (b)	388,100	5,592,521
Oruka Therapeutics Inc (b)(d)	685,718	46,909,968
Palvella Therapeutics Inc (b)(d)	129,440	16,609,741
Praxis Precision Medicines Inc (b)	112,000	35,708,960
Precigen Inc (b)(d)	1,295,533	5,389,417
Relay Therapeutics Inc (b)	959,030	12,429,029
Rhythm Pharmaceuticals Inc (b)	410,088	33,364,760
Scholar Rock Holding Corp (b)	54,959	2,561,638
Spyre Therapeutics Inc (b)	777,720	57,901,254
Stoke Therapeutics Inc (b)	520,825	17,041,394
Tango Therapeutics Inc (b)	535,000	11,566,700
Travere Therapeutics Inc (b)	788,040	33,192,245
Twist Bioscience Corp (b)(d)	605,190	35,373,356
Tyra Biosciences Inc (b)	374,540	13,015,265
Upstream Bio Inc (b)	1,371,372	12,589,195
Veracyte Inc (b)	918,040	30,221,877
Viking Therapeutics Inc (b)	216,331	6,745,201
Viridian Therapeutics Inc (b)	1,268,990	17,105,985
X4 Pharmaceuticals Inc (b)	3,386,200	13,781,834
Zenas Biopharma Inc (b)	988,639	19,100,506
Zenas Biopharma Inc (h)	160,245	3,095,933
Zymeworks Inc (b)(d)	369,100	10,165,014
		1,102,752,364
Health Care Equipment & Supplies - 2.2%
Artivion Inc (b)	532,577	19,082,234
Ceribell Inc (b)(d)	1,637,485	33,011,698
Envista Holdings Corp (b)	542,190	14,064,409
iRhythm Technologies Inc (b)	79,354	10,249,363
LivaNova PLC (b)	277,220	16,660,922
Neogen Corp (b)(d)	1,245,730	11,709,862
NeuroPace Inc (b)	361,862	6,100,993
Shoulder Innovations Inc	777,617	9,945,721
TransMedics Group Inc (b)(d)	621,104	62,601,072
		183,426,274
Health Care Providers & Services - 5.2%
Alignment Healthcare Inc (b)	2,181,257	49,165,533
BrightSpring Health Services Inc (b)	2,413,317	115,766,816
Ensign Group Inc/The	406,757	75,937,464
Guardant Health Inc (b)	388,310	33,814,035
Guardian Pharmacy Services Inc Class A (b)	476,800	17,689,280
HealthEquity Inc (b)(d)	235,933	19,353,584
Hims & Hers Health Inc Class A (b)(d)	429,570	11,671,417
LifeStance Health Group Inc (b)	5,464,919	41,369,437
Privia Health Group Inc (b)	1,283,039	31,883,519
Progyny Inc (b)	1,676,019	31,140,433
RadNet Inc (b)	142,670	8,067,989
		435,859,507
Health Care Technology - 0.2%
Waystar Holding Corp (b)	1,132,780	24,213,173
Wugen Inc warrants 8/22/2035 (b)(g)(h)	92,226	156,783
		24,369,956
Life Sciences Tools & Services - 0.6%
BioLife Solutions Inc (b)(d)	582,890	12,287,321
Charles River Laboratories International Inc (b)	97,651	16,304,787
Veterinary Emergency Group (b)(g)(h)(i)	190,561	18,745,486
		47,337,594
Pharmaceuticals - 3.8%
Amylyx Pharmaceuticals Inc (b)	2,115,961	33,855,376
Axsome Therapeutics Inc (b)	325,655	67,654,827
Crinetics Pharmaceuticals Inc (b)	827,092	32,074,628
Definium Therapeutics Inc (b)	817,400	17,884,712
Edgewise Therapeutics Inc (b)	472,890	14,640,674
Elanco Animal Health Inc (b)	643,621	14,397,802
Enliven Therapeutics Inc (b)(d)	1,072,854	44,233,770
Enliven Therapeutics Inc (b)(h)	266,907	11,004,576
Liquidia Corp (b)	227,529	8,921,412
MBX Biosciences Inc (b)	301,640	9,115,561
Ocular Therapeutix Inc (b)	640,446	6,000,979
Phibro Animal Health Corp Class A	289,730	15,407,841
Structure Therapeutics Inc ADR (b)	414,389	17,176,424
Trevi Therapeutics Inc (b)	1,950,341	26,836,692
		319,205,274
TOTAL HEALTH CARE		2,112,950,969
Industrials - 26.3%
Aerospace & Defense - 5.3%
AeroVironment Inc (b)(d)	58,930	11,492,528
ATI Inc (b)	422,543	65,688,535
Beta Technologies Inc (j)	2,706,885	43,120,678
Beta Technologies Inc Class A (b)(d)	90,090	1,435,134
BWX Technologies Inc	157,395	34,058,704
Cadre Holdings Inc	38,431	1,139,478
Carpenter Technology Corp	136,608	58,495,546
Ducommun Inc (b)	86,060	12,214,495
Karman Holdings Inc (b)(d)	645,172	43,858,793
Kratos Defense & Security Solutions Inc (b)	294,790	18,586,510
Leonardo DRS Inc	589,552	23,953,498
Mercury Systems Inc (b)	225,102	17,762,799
Moog Inc Class A	98,170	29,579,603
V2X Inc (b)	240,783	16,327,495
VSE Corp	90,560	15,547,341
Woodward Inc	149,722	54,347,589
		447,608,726
Building Products - 2.4%
Armstrong World Industries Inc	111,780	19,046,194
AZZ Inc	343,912	49,193,172
Madison Air Solutions Corp Class A	73,700	2,813,866
Modine Manufacturing Co (b)	189,630	48,285,487
Resideo Technologies Inc (b)	295,550	12,226,904
Simpson Manufacturing Co Inc	182,130	34,737,655
Tecnoglass Inc	616,831	26,573,079
Zurn Elkay Water Solutions Corp	238,800	12,408,048
		205,284,405
Commercial Services & Supplies - 0.3%
HNI Corp	668,563	24,429,292
Montrose Environmental Group Inc (b)	182,472	3,841,036
		28,270,328
Construction & Engineering - 5.0%
Cardinal Infrastructure Group Inc Class A	492,234	26,103,169
Construction Partners Inc Class A (b)	242,272	29,959,356
Dycom Industries Inc (b)	125,386	51,922,343
Granite Construction Inc	268,079	36,745,589
IES Holdings Inc (b)	118,413	76,267,445
Legence Corp Class A	553,160	48,102,794
Limbach Holdings Inc (b)	101,890	10,165,564
Primoris Services Corp	215,048	38,955,945
Sterling Infrastructure Inc (b)	198,207	102,199,493
		420,421,698
Electrical Equipment - 5.7%
Acuity Inc	75,948	22,007,452
Bloom Energy Corp Class A (b)	1,067,161	302,390,741
Nextpower Inc Class A (b)	1,073,763	127,917,386
Preformed Line Products Co	35,540	11,808,165
X-Energy Inc (d)	254,100	8,062,593
		472,186,337
Machinery - 3.9%
Atmus Filtration Technologies Inc	691,110	43,816,374
Blue Bird Corp (b)	499,500	32,022,945
Federal Signal Corp	206,969	25,484,093
ITT Inc	184,178	39,476,713
JBT Marel Corp	222,820	26,315,042
Mueller Industries Inc	162,490	22,006,021
Oshkosh Corp	174,930	27,341,559
Proto Labs Inc (b)	183,820	11,913,373
RBC Bearings Inc (b)	73,244	43,879,748
SPX Technologies Inc (b)	70,420	15,415,642
Terex Corp	602,689	37,487,256
		325,158,766
Professional Services - 2.1%
CACI International Inc (b)	36,124	18,767,863
FTI Consulting Inc (b)	170,747	30,614,937
Huron Consulting Group Inc (b)	320,960	41,938,238
Planet Labs PBC Class A (b)(d)	1,387,420	51,292,918
UL Solutions Inc Class A	221,645	20,056,656
Upwork Inc (b)(d)	1,528,316	15,818,071
		178,488,683
Trading Companies & Distributors - 1.6%
DXP Enterprises Inc/TX (b)	238,220	40,676,065
Herc Holdings Inc	78,110	9,913,721
Xometry Inc Class A (b)(d)	1,606,929	82,387,250
		132,977,036
TOTAL INDUSTRIALS		2,210,395,979
Information Technology - 16.9%
Communications Equipment - 0.8%
Viavi Solutions Inc (b)	1,177,370	61,694,188
Vistance Networks Inc	390,500	4,996,448
		66,690,636
Electronic Equipment, Instruments & Components - 4.9%
Advanced Energy Industries Inc	286,702	110,067,765
Belden Inc	193,093	21,719,101
Mirion Technologies Inc Class A (b)	1,538,971	30,394,677
nLight Inc (b)	339,016	23,680,268
Novanta Inc (b)(d)	5,020	650,241
OSI Systems Inc (b)	273,198	78,385,970
Sanmina Corp (b)	197,598	43,040,796
TD SYNNEX Corp	246,997	56,359,775
TTM Technologies Inc (b)	291,771	46,164,008
		410,462,601
IT Services - 1.0%
Akamai Technologies Inc (b)	178,120	18,342,798
DigitalOcean Holdings Inc (b)(d)	550,940	53,127,144
Fastly Inc Class A (b)	578,410	14,607,744
		86,077,686
Semiconductors & Semiconductor Equipment - 7.1%
Aehr Test Systems (b)(d)	671,811	60,839,204
Credo Technology Group Holding Ltd (b)	816,752	142,123,016
FormFactor Inc (b)	228,020	30,994,759
Impinj Inc (b)	116,017	16,813,184
MACOM Technology Solutions Holdings Inc (b)	357,679	100,725,983
MaxLinear Inc (b)	139,600	9,876,699
Onto Innovation Inc (b)	104,420	30,810,165
Rambus Inc (b)	470,047	54,107,110
SiTime Corp (b)	157,779	88,695,465
Veeco Instruments Inc (b)	1,202,923	59,965,712
		594,951,297
Software - 2.7%
Adeia Inc	876,711	27,923,245
Algolia Inc (b)(g)(h)	234,640	3,212,222
Alkami Technology Inc (b)(d)	968,760	15,287,033
Braze Inc Class A (b)(d)	354,730	7,814,702
Clear Secure Inc Class A	404,310	21,586,111
Intapp Inc (b)	1,382,369	31,034,184
InterDigital Inc (d)	140,728	41,734,296
JFrog Ltd (b)	423,030	19,645,513
Riot Platforms Inc (b)	1,149,580	19,818,759
Terawulf Inc (b)(d)	476,200	10,347,826
Workiva Inc Class A (b)	559,301	29,911,417
		228,315,308
Technology Hardware, Storage & Peripherals - 0.4%
IonQ Inc (b)(d)	895,075	40,385,783
TOTAL INFORMATION TECHNOLOGY		1,426,883,311
Materials - 2.0%
Chemicals - 0.8%
Element Solutions Inc	844,505	35,967,469
Minerals Technologies Inc	17,442	1,254,777
Perimeter Solutions Inc (b)	602,140	18,244,842
Sensient Technologies Corp	87,080	9,895,771
		65,362,859
Construction Materials - 0.3%
Suncrete Inc (h)	1,403,380	21,892,728
Metals & Mining - 0.8%
Coeur Mining Inc (b)	1,958,600	35,196,042
Ivanhoe Electric Inc / US (b)	1,291,246	16,566,686
USA Rare Earth Inc Class A (b)	574,205	14,912,104
		66,674,832
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	196,535	14,187,861
TOTAL MATERIALS		168,118,280
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Compass Inc Class A (b)	5,825,409	44,098,346
Jones Lang LaSalle Inc (b)	66,550	21,171,552
Landbridge Co LLC Class A (d)	372,248	25,584,605
TOTAL REAL ESTATE		90,854,503
Utilities - 0.4%
Electric Utilities - 0.3%
IDACORP Inc	170,957	25,257,187
Gas Utilities - 0.1%
UGI Corp	192,150	6,934,694
TOTAL UTILITIES		32,191,881
TOTAL UNITED STATES		7,523,950,424
TOTAL COMMON STOCKS (Cost $5,547,747,378)		8,334,697,089

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (g)(h)(k) (Cost $1,379,633)	1,379,633	1,436,750

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Health Care - 0.4%
Biotechnology - 0.2%
Bright Peak Therapeutics Inc. Series B (b)(g)(h)	1,079,522	1,230,655
Bright Peak Therapeutics Inc. Series C (b)(g)(h)	2,205,558	1,962,947
Endeavor BioMedicines Inc Series C (b)(g)(h)	556,156	3,626,137
LifeMine Therapeutics Inc Series C (b)(g)(h)	2,048,403	2,417,116
Parabilis Medicines Inc Series F (g)(h)	492,000	3,311,160
Sonoma Biotherapeutics Inc Series B (b)(g)(h)	2,370,360	3,816,280
Sonoma Biotherapeutics Inc Series B1 (b)(g)(h)	1,264,171	2,477,775
T-Knife Therapeutics Inc Series B (b)(g)(h)	1,097,257	768,079
Treeline Biosciences Series A (b)(g)(h)	115,000	970,600
		20,580,749
Health Care Technology - 0.2%
Oura Inc Series E (g)(h)	249,257	14,713,641
Wugen Inc Series B (b)(g)(h)	326,496	506,068
Wugen Inc Series C (g)(h)	1,433,000	2,450,430
		17,670,139
TOTAL HEALTH CARE		38,250,888
Information Technology - 0.5%
Communications Equipment - 0.4%
Astranis Space Technologies Corp Series C (b)(g)(h)	557,717	12,604,404
Astranis Space Technologies Corp Series C (b)(g)(h)	87,241	1,971,647
Astranis Space Technologies Corp Series D (b)(g)(h)	620,825	10,746,481
Astranis Space Technologies Corp Series E (g)(h)	170,900	3,282,989
		28,605,521
IT Services - 0.0%
Yanka Industries Inc Series E (b)(g)(h)	869,641	1,374,033
Yanka Industries Inc Series F (b)(g)(h)	127,716	339,724
		1,713,757
Software - 0.1%
Algolia Inc Series D (b)(g)(h)	53,800	736,522
Lyte Ai Inc Series B (b)(g)(h)	97,800	1,106,118
Skyryse Inc Series B (b)(g)(h)	62,100	1,449,414
Skyryse Inc Series C (g)(h)	226,900	5,486,442
		8,778,496
TOTAL INFORMATION TECHNOLOGY		39,097,774
TOTAL UNITED STATES		77,348,662
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $99,916,701)		77,348,662

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	30,189,231	30,195,269
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	422,884,014	422,926,302
TOTAL MONEY MARKET FUNDS (Cost $453,121,571)			453,121,571

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $6,102,165,283)	8,866,604,072
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(444,685,474)
NET ASSETS - 100.0%	8,421,918,598

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $17,455,125 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,929,361 or 3.4% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $43,120,678 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $156,891,126.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/2021	6,862,059

Algolia Inc Series D	7/23/2021	1,573,384

Astranis Space Technologies Corp Series C	3/19/2021	12,225,676

Astranis Space Technologies Corp Series C	4/5/2023	1,912,404

Astranis Space Technologies Corp Series D	4/25/2024 - 12/6/2024	5,799,995

Astranis Space Technologies Corp Series E	2/10/2026	3,287,041

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,216,613

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,500,000

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	6,932,525

Endeavor BioMedicines Inc Series C	4/22/2024	3,628,695

Enliven Therapeutics Inc	3/19/2024	3,736,698

Fanatics Inc Class A	8/13/2020 - 3/22/2021	12,874,623

LifeMine Therapeutics Inc Series C	2/15/2022	4,171,757

Lyte Ai Inc Series B	8/13/2024	1,240,700

Oura Inc Series E	9/24/2025	13,352,698

Parabilis Medicines Inc Series F	1/6/2026	3,032,885

Perella Weinberg Partners	12/29/2020	20,395,000

Skyryse Inc Series B	10/21/2021	1,532,626

Skyryse Inc Series C	9/16/2025 - 11/21/2025	6,131,791

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,684,542

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,747,635

Starling Bank Ltd	6/18/2021 - 4/5/2022	3,728,430

Suncrete Inc	3/27/2026	14,033,800

T-Knife Therapeutics Inc Series B	6/30/2021	6,329,856

Treeline Biosciences Series A	7/30/2021	900,163

Tubulis GmbH	12/11/2025	3,495,429

Veterinary Emergency Group	9/16/2021 - 3/17/2022	9,329,011

Wugen Inc 0% 12/31/2199	6/14/2024	1,379,633

Wugen Inc Series B	7/9/2021	2,531,944

Wugen Inc Series C	8/22/2025 - 2/17/2026	2,540,551

Wugen Inc warrants 8/22/2035	8/22/2025	0

Yanka Industries Inc Series E	5/15/2020	10,504,568

Yanka Industries Inc Series F	4/8/2021	4,071,177

Zenas Biopharma Inc	10/8/2025	3,044,655

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,848,011	1,259,615,190	1,274,269,921	939,917	1,989	-	30,195,269	30,189,231	0.0%
Fidelity Securities Lending Cash Central Fund	485,601,517	1,724,288,059	1,786,964,247	1,315,541	973	-	422,926,302	422,884,014	1.2%
Total	530,449,528	2,983,903,249	3,061,234,168	2,255,458	2,962	-	453,121,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Aehr Test Systems	15,166,415	23,409,527	63,003,489	-	40,994,660	44,272,091	-	-
Cyclerion Therapeutics Inc	-	63,263	-	-	-	(30,495)	32,768	9,900
Cyclerion Therapeutics Inc	-	833,810	-	-	-	27,139	860,949	354,300
Inovio Pharmaceuticals Inc	-	11,362,369	610,486	-	(49,829)	(4,393,475)	6,308,579	5,632,660
Total	15,166,415	35,668,969	63,613,975	-	40,944,831	39,875,260	7,202,296

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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